UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8544

FPA Funds Trust’s FPA International Value Fund
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, FPA Funds Trust, 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2014

ITEM 1. Schedule of Investments.

FPA Funds Trust’s

FPA International Value Fund

Portfolio of Investments

March 31, 2014 (Unaudited)

COMMON STOCKS	Shares or Principal Amount	Fair Value

BUSINESS SERVICES — 26.7%
Aggreko plc (Great Britain)	1,090,709	$27,294,665
Brambles Ltd (Australia)	1,463,616	12,567,778
Fugro N.V. (Netherlands)	380,200	23,378,194
G4S plc (Great Britain)	5,129,151	20,651,501
LSL Property Services plc (Great Britain)	952,449	6,903,541
Publicis Groupe (France)	55,577	5,020,993
Sodexo (France)	54,689	5,735,602
		$101,552,274
TECHNOLOGY— 9.6%
Accenture plc (Republic of Ireland)	72,000	$5,739,840
SAP AG (Germany)	208,830	16,950,355
Taiwan Semiconductor Co., Ltd. (ADR) (Taiwan)	685,000	13,713,700
		$36,403,895
CONSUMER NON-DURABLES — 8.1%
Groupe Danone S.A. (France)	263,661	$18,644,049
Diageo plc (Great Britain)	388,762	12,061,963
		$30,706,012
TRADING & DISTRIBUTION — 5.5%
Atea ASA (Norway)	1,917,025	$21,049,893

BASIC MATERIALS — 5.5%
Incitec Pivot Limited (Australia)	7,645,735	$20,986,013

INDUSTRIAL PRODUCTS — 4.6%
GEA Group Aktiengesellschaft (Germany)	9,493	$433,914
G.U.D. Holdings Limited (Australia)	2,747,959	13,887,635
Legrand S.A. (France)	6,023	374,166
Senior plc (Great Britain)	332,001	1,702,036
Vesuvius plc (Great Britain)	159,508	1,158,140
		$17,555,891
HUMAN RESOURCES — 1.7%
Michael Page International plc (Great Britain)	820,830	$6,716,524

CONSUMER DURABLES — 0.3%
Daimler AG (Germany)	12,780	$1,211,451

TOTAL COMMON STOCKS — 62.0% (Cost $217,536,018)		$236,181,953

SHORT-TERM INVESTMENTS
State Street Bank Repurchase Agreement— 0.00% 04/01/14 (Dated 03/31/2014, repurchase price of $14,829,000, collateralized by $14,925,000 principal amount U.S. Treasury Note— 3.625% 2044, fair value $15,130,219)	$14,829,000	$14,829,000
Federal Communications Commission Bureau Discount Note— 0.03% 04/03/14	15,500,000	15,499,974
Federal Home Loan Bank Discount Notes
— 0.03% 04/02/14	15,000,000	14,999,987
— 0.04% 04/30/14	15,000,000	14,999,517
— 0.045% 04/02/14	17,456,000	17,455,978
— 0.05% 04/02/14	18,351,000	18,350,975
— 0.06% 04/09/14	13,495,000	13,494,820
ExxonMobil Corporation — 0.05% 04/11/14	18,000,000	17,999,750
Federal Home Loan Mortgage Corporation Discount Note— 0.04% 04/03/14	18,000,000	17,999,960
TOTAL SHORT-TERM INVESTMENTS — 38.3% (Cost $145,629,961)		$145,629,961

TOTAL INVESTMENTS — 100.3% (Cost $363,165,979)		$381,811,914
Other assets and liabilities, net — (0.3)%		(1,266,362)
NET ASSETS — 100.0%		$380,545,552

* Non-income producing securities

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price. Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by authority of the Fund’s Board of Trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund’s investments as of March 31, 2014:

Investments	Level 1 (3)	Level 2 (3)	Level 3 (3)	Total

Common Stocks (1)	$236,181,953	—	—	$236,181,953
Short-Term Investments(2)	—	$145,629,961	—	145,629,961
	$236,181,953	$145,629,961	—	$381,811,914
Currency Forwards	$—	$(639,776)	—	$(639,776)
Total Investments	$236,181,953	$144,990,185	—	$381,172,138

(1) All common stocks are classified under Level 1. The Portfolio of Investments provides further information on major security types.

(2) Comprised solely of short-term investments with maturities of 60 days or less that are valued at amortized cost.

(3) Transfers of investments between different levels of the fair value hierarchy are recorded at market value as of the end of the reporting period. There were no transfers between Levels 1, 2, or 3 during the period ended March 31, 2014.

Forward foreign currency contracts: Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. The Fund’s transactions in forward foreign currency contracts are limited to transaction and portfolio hedging. The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered and could exceed the net unrealized value shown in the tables below. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Forward foreign currency contracts are valued daily at the foreign exchange rates as of the close of the New York Stock Exchange.

At March 31, 2014, the Fund, held forward foreign currency contracts, which are considered derivative instruments, each of whose counterparty is Barclays Capital (BC), as follows:

	Local			Unrealized
	Contract	Settlement	Valuation at	Appreciation/
Foreign Currency Sold	Amount	Date	31-Mar-13	(Depreciation)
Euro (BC)	3,954,000	3/23/2015	$5,447,031	52,984
Euro (BC)	1,812,882	10/24/2014	2,497,426	2,574
Total Appreciation			$7,944,457	$55,558

Euro (BC)	1,154,000	3/23/2015	1,589,750	(156)
British Pound (BC)	9,460	5/12/2014	15,772	(772)
British Pound (BC)	15,639	5/12/2014	26,073	(1,073)
Euro (BC)	24,119	5/7/2014	33,226	(1,227)
British Pound (BC)	18,791	4/24/2014	31,328	(1,329)
Euro (BC)	15,503	5/12/2014	21,357	(1,356)
Euro (BC)	19,138	5/12/2014	26,365	(1,364)
British Pound (BC)	31,031	4/24/2014	51,735	(1,735)
British Pound (BC)	37,240	9/30/2014	62,087	(2,087)
British Pound (BC)	16,253	6/9/2014	27,097	(2,097)
British Pound (BC)	35,526	5/7/2014	59,229	(2,229)
British Pound (BC)	46,433	10/9/2014	77,413	(2,413)
British Pound (BC)	26,262	5/30/2014	43,784	(2,784)
British Pound (BC)	32,098	7/18/2014	53,514	(3,513)
Euro (BC)	31,616	6/12/2014	43,554	(3,555)
Euro (BC)	68,244	5/7/2014	93,985	(4,013)
British Pound (BC)	32,491	6/9/2014	54,169	(4,168)
British Pound (BC)	32,607	6/9/2014	54,362	(4,363)
Euro (BC)	39,611	6/27/2014	54,568	(4,569)
British Pound (BC)	47,868	8/15/2014	79,806	(4,806)
Euro (BC)	257,874	1/8/2015	355,247	(4,894)
British Pound (BC)	185,998	1/8/2015	310,096	(5,074)
British Pound (BC)	63,804	5/29/2014	106,374	(6,374)
British Pound (BC)	94,778	8/28/2014	158,014	(8,013)
British Pound (BC)	96,546	8/7/2014	160,962	(10,961)
British Pound (BC)	100,000	7/9/2014	166,720	(11,720)
Euro (BC)	118,255	6/16/2014	162,908	(12,909)
Euro (BC)	96,552	7/18/2014	133,010	(13,010)
Euro (BC)	96,970	7/18/2014	133,586	(13,585)
British Pound (BC)	152,602	5/22/2014	254,418	(14,418)
Euro (BC)	138,269	6/6/2014	190,479	(15,479)
Euro (BC)	123,832	7/9/2014	170,591	(15,590)
Euro (BC)	744,048	2/23/2015	1,025,001	(25,000)
Euro (BC)	932,599	8/25/2014	1,284,748	(34,749)
Euro (BC)	761,035	1/8/2015	1,048,402	(48,402)
Euro (BC)	1,054,852	9/11/2014	1,453,164	(53,165)
Euro (BC)	854,070	4/4/2014	1,176,567	(76,567)
British Pound (BC)	1,876,877	1/8/2015	3,129,129	(129,129)
Euro (BC)	1,921,230	7/7/2014	2,646,687	(146,686)
Total Depreciation			$16,565,277	$(695,334)

NOTE 2 — Federal Income Tax

The aggregate cost of investment securities was $217,805,522 for Federal income tax purposes. Net unrealized appreciation for Federal income tax consists of:

Gross unrealized appreciation:	$19,342,534
Gross unrealized depreciation:	(1,605,879)
Net unrealized appreciation:	$17,736,655

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                 The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                 Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange  Act of  1934  and  the  Investment  Company  Act  of  1940,  the registrant has duly caused this report to be signed  on  its behalf by the undersigned, thereunto duly authorized.

FPA FUNDS TRUST’S FPA INTERNATIONAL VALUE FUND

By:	/s/ PIERRE O. PY
Pierre O. Py, President
(Principal Executive Officer)

Date:	May 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant  and  in the capacities  and  on  the  dates indicated.

FPA FUNDS TRUST’S FPA INTERNATIONAL VALUE FUND

By:	/s/ PIERRE O. PY
Pierre O. Py, President
(Principal Executive Officer)

Date:	May 29, 2014

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer
(Principal Financial Officer)

Date:	May 29, 2014